Document and Entity Information	May 30, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 30, 2022
Entity Registrant Name	Renovacor, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	83-3169838
Entity Address, Address Line One	201 Broadway
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	610
Local Phone Number	424-2650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001799850
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Renovacor, Inc. (the “Company”) with the Securities and Exchange Commission on June 3, 2022 (the “Original 8-K”) to supplement certain disclosures therein under Item 5.02. The disclosure contained in Item 5.02 of the Original 8-K is hereby supplemented by the disclosure contained in Item 5.02 of this Amendment No. 1.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RCOR
Security Exchange Name	NYSEAMER
Warrants to purchase one share of common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	RCOR.WS
Security Exchange Name	NYSEAMER